CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash	$ 1,847,004	$ 11,710
Accounts receivable, net	569,297	16,256
Related party receivables	82,250	16,125
Marketable securities	0	30,000
Total Current Assets	2,498,551	74,091
Property and equipment, net	3,847	7,043
Intangible assets, net	3,073,945	3,418,621
Goodwill	700,528	700,528
Total Assets	6,276,871	4,200,283
Current Liabilities
Accounts payable and accrued expenses	416,531	498,366
Deferred revenue		54,823
Notes and loans payable-current, net of discount of $0 and $1,155, respectively	172,845	1,466,700
Related party payable	243,424	829,418
Total Current Liabilities	867,800	2,849,307
Long Term liabilities
Notes and loans payable-long term	79,800	97,800
Related party loans	35,000	10,000
Total Long Term Liabilities	79,800	107,800
Total Liabilities	947,600	2,957,107
STOCKHOLDERS' DEFICIT
Preferred Stock, $0.00001 par value, 10,000,000 and 500,000 shares authorized, none issued and outstanding as of December 31, 2013 and 2012, respectively
Common stock, $0.00001 par value, 100,000,000 shares authorized, 53,239,369 and 35,192,045 issued and outstanding, as of December 31, 2013 and 2012, respectively	532	352
Treasury stock	(623,000)
Additional paid in capital	13,231,212	5,639,671
Accumulated deficit	(7,279,473)	(4,396,847)
Total Stockholders' Deficit	5,329,271	1,243,176
Total Stockholders' Deficit	5,329,271	1,243,176
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 6,276,871	$ 4,200,283